LOANS RECEIVABLE, NET - Aging of loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Aging of loans
Current	¥ 13,451,781	¥ 7,934,277
Total Loans receivable	13,652,723	8,010,081
0-30 days past due
Aging of loans
Total amount past due	113,771	43,766
31 to 60 days past due
Aging of loans
Total amount past due	87,171	32,038
Total amount past due
Aging of loans
Total amount past due	¥ 200,942	¥ 75,804